FINANCE INCOME (Tables)	12 Months Ended
Jun. 30, 2023
Finance Income [Abstract]
Finance income

Amounts in R million	Note	2023	2022	2021

Interest on financial assets measured at amortised cost	13	190.2	111.8	108.7
Growth in cash and cash equivalents in environmental rehabilitation trust funds	12	—	14.8	22.5
Growth in reimbursive right for environmental rehabilitation guarantees	12	—	1.8	3.7
Growth in investment in Guardrisk	12	50.5	13.1	—
Dividends received	25	78.3	71.5	76.1
Unwinding of payments made under protest	24	5.7	5.8	4.8
Unrealised foreign exchange gain		9.0	7.0	—
Other finance income		0.6	—	0.4
		334.3	225.8	216.2